Other Accounts Receivable And Prepaid Expenses	12 Months Ended
Dec. 31, 2012
Other Accounts Receivable And Prepaid Expenses [Abstract]
Other Accounts Receivable And Prepaid Expenses
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2012

Government authorities	$13,789	$14,150
Advances to suppliers	7,126	3,140
Prepaid expenses	12,358	16,636
Other	4,008	4,817
	$37,281	$38,743